Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 35	$ 37	$ 84	$ 84	$ 61
Restructuring reserve	74		64	67	65	75
Restructuring actions for remaining liabilities, Current	59		53
Productivity Initiatives and Legacy Programs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			84	84	70
Restructuring reserve			64	67	63	29
Employee severance [Member]
Restructuring Cost and Reserve [Line Items]
Net credits related to previously established liabilities					9
Employee severance [Member] | Productivity Initiatives and Legacy Programs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			84	84	70
Property lease termination charges [Member] | Productivity Initiatives and Legacy Programs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 5		$ 11